Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets as of May 31, 2024, and February 29, 2024 consisted of the following:

	May 31, 2024	February 29, 2024
Software Development	$6,771,433	$6,602,028
Software Licenses	789,576	789,576
Trademark	6,283	6,283
Total	7,567,292	7,397,887
Accumulated amortization	(5,510,704)	(5,224,467)
Intangible assets, net of amortization	$2,056,588	$2,173,420

Intangible assets as of February 29, 2024, and February 28, 2023 consisted of the following:

	February 29, 2024	February 28, 2023
Software Development	$6,602,028	$5,908,353
Software Licenses	789,576	467,576
Trademark	6,283	6,283
Total	7,397,887	6,382,212
Accumulated amortization	(5,224,467)	(3,774,542)
Intangible assets, net of amortization	$2,173,420	$2,607,670

Schedule of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for years ending February 28 is as follows:
2025 (Remaining)	$295,823
2026	313,329
2027	270,728
2028	2,958
Thereafter	-
$882,838
The estimated aggregate amortization expense for each of the succeeding years ending February 28 is as follows:
2025	$660,578
2026	172,152
2027	12,498
Thereafter	-

$845,228